OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
Other accounts payables and accrued expenses consisted of the following at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Employees and payroll accruals	$5,703	$5,190
Professional fees	578	793
Non recurring engineering	5,867	572
Government authorities	310	2,624
Other payables	1,588	1,939
Total	$14,046	$11,118